Note 21 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Current tax expense	$ 6,329	$ 2,552
Deferred tax expense (benefit)
Origination and reversal of temporary differences	(54,608)	129,177
Benefit arising from previously unrecognized tax loss or temporary difference	59,508	(111,058)
Deferred tax expense	4,900	18,119
Provision for income taxes	$ 11,229	$ 20,671